Initial Public Offering	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Initial Public Offering [Abstract]
INITIAL PUBLIC OFFERING

NOTE 2 — INITIAL PUBLIC OFFERING (*):

On May 17, 2022, the Company finalized its IPO offering of an aggregate of 421,250 shares of common stock, including the partial exercise by the underwriter of its option to purchase 46,250 additional shares of common stock, at a price to the public of $40.00 per share.

The net proceeds from the offering, including the over-allotment, to the Company were approximately $15.4 million, after deducting underwriting discounts, commissions and expenses amounting to approximately $1.0 million.

As a result of the IPO, the Company issued common stock in the transactions described below:

1)      Redeemable convertible preferred stock — the Company issued 773,108 shares of common stock on a one (1) for one (1) basis, pursuant to the conversion provisions of the Series A and Series B redeemable Convertible Preferred Stock agreements. Upon the conversion, the Company reclassified the redeemable Convertible Preferred stock at its carrying amount, from temporary equity, into shareholders’ equity.

2)      Convertible loan agreement (“CLA”) (see Note 8) — the Company issued 163,816 shares of common stock. pursuant to the conversion features of the loan agreement.

Upon such issuance, the Company reclassified the Convertible loan’s carrying amount (which reflected its then current fair value), into shareholders’ equity.

3)      Convertible notes (see Note 7) — The Company issued 90,009 shares of common stock pursuant to the conversion features of the note agreements issued during December 2021 and April 2022.

4)      Warrants (See Note 9):

1.      The Company issued 61,756 shares of common stock as a result of the exercise provisions of the detachable warrants granted to Mizrahi-Tefahot Bank as part of the Company’s financing agreement with Bank Mizrahi.

2.      The Company issued 18,000 shares of common stock to Migdalor as a result of the exercise provisions of the detachable warrants granted to Migdalor as part of the loan agreement with Migdalor.

3.      In addition, concurrently with the IPO and in connection with the consummation of the IPO, the Company issued common stock warrants to the underwriters. The warrants are exercisable into 29,487 of the Company’s common shares for an exercise price of $50 per share and can be exercised at any time during a period of 5 years from the issuance date (i.e. until May 17, 2027). The warrants are classified as equity based on the guidance provided under ASC 718-10.

As of the issuance date of the underwriter warrants, the fair value of the warrants was estimated at $145. The valuation was based on a Black-Scholes option-pricing model, using an expected volatility of 54%, a risk-free rate of 3.01%, a contractual term of 5 years, an expected dividend yield of 0% and a stock price at the issuance date of $19.50.

5)    The Company redeemed 178,377 shares of non-voting common stock at their par value, removing the stock from shareholders’ equity.

(*)    Adjusted to reflect reverse stock split, see note 3(f).

NOTE 2 — INITIAL PUBLIC OFFERING:

On May 17, 2022, the Company finalized its IPO offering of an aggregate of 4,212,500 shares of common stock, including the partial exercise by the underwriter of its option to purchase 462,500 additional shares of common stock, at a price to the public of $4.00 per share.

The net proceeds from the offering, including the over-allotment, to the Company were approximately $15.4 million, after deducting underwriting discounts, commissions and expenses amounting to approximately $1.0 million.

As a result of the IPO, the Company issued common stock in the transactions described below:

a.      Redeemable convertible preferred stock (see Note 13) — the Company issued 7,731,083 shares of common stock (on a one (1) for one (1) basis, pursuant to the conversion provisions of the Series A and Series B redeemable Preferred Stock agreements). Upon the conversion, the Company reclassified the Convertible Preferred stock at its carrying amount, from temporary equity, into shareholders’ equity.

b.      Convertible loan agreement (“CLA”) (see Note 11) — the Company issued 1,638,161 shares of common stock. pursuant to the conversion features of the loan agreement.

Upon such issuance, the Company reclassified the Convertible loan’s carrying amount (which reflected its then current fair value), into shareholders’ equity.

c.      Convertible notes (see Note 10) — The Company issued 900,096 shares of common stock pursuant to the conversion features of the note agreements issued during December 2021 and April 2022.

d.      Warrants (See Note 14):

1.      The Company issued 617,567 shares of common stock as a result of the exercise provisions of the detachable warrants granted to Mizrahi-Tefahot Bank as part of the Company’s financing agreement with Bank Mizrahi.

2.      The Company issued 180,000 shares of common stock to Migdalor as a result of the exercise provisions of the detachable warrants granted to Migdalor as part of the loan agreement with Migdalor.

3.      In addition, concurrently with the IPO and in connection with the consummation of the IPO, the Company issued common stock warrants to the underwriters. The warrants are exercisable into 294,875 of the Company’s common shares for an exercise price of $5 per share and can be exercised at any time during a period of 5 years from the issuance date (i.e. until May 17, 2027). The warrants are classified as equity based on the guidance provided under ASC 718-10.

As of the issuance date of the underwriter warrants, the fair value of the warrants was estimated at $145. The valuation was based on a Black-Scholes option-pricing model, using an expected volatility of 54%, a risk-free rate of 3.01%, a contractual term of 5 years, an expected dividend yield of 0% and a stock price at the issuance date of $1.95.

e.      The Company redeemed 1,783,773 shares of non-voting common stock at their par value, removing the stock from shareholders’ equity.